Capital Risk Management	12 Months Ended
Dec. 31, 2023
Capital Risk Management
Capital Risk Management

17. Capital Risk Management

The Partnership’s objectives when managing capital are to safeguard the Partnership’s ability to continue as a going concern and to pursue future growth opportunities. Prior to the Effective Time, among other metrics, the Partnership monitored capital using a total indebtedness to total assets ratio, which was defined under certain of the Partnership’s credit facilities as total debt and derivative financial instruments divided by total assets. The total indebtedness to total assets ratio was as follows:

As of
December 31, 2022
Borrowings—current portion	90,358
Borrowings—non-current portion	831,588
Lease liabilities—current portion	17,433
Lease liabilities —non-current portion	45,136
Derivative financial instruments—current asset	(2,440)
Derivative financial instruments—non-current asset	(1,136)
Total indebtedness	980,939
Total assets	2,015,434
Total indebtedness/total assets	48.7%